Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Dec. 31, 2015	Mar. 31, 2021	Mar. 31, 2016	Jun. 30, 2021	Jun. 30, 2016	Sep. 30, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Jun. 30, 2022	Jun. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Jun. 30, 2023	Jun. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Jun. 30, 2024	Jun. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Jun. 30, 2025	Jun. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000102979
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,966		$ 11,311		$ 11,676		$ 11,026		$ 11,861		$ 12,248		$ 12,711		$ 12,763		$ 13,392		$ 11,843		$ 11,569		$ 11,789		$ 12,180		$ 12,862		$ 12,697		$ 13,380		$ 11,166		$ 12,449		$ 12,528		$ 13,926	$ 12,960	$ 13,374	$ 12,908	$ 12,596	$ 11,990	$ 10,901	$ 10,263	$ 11,210	$ 11,843	$ 12,291	$ 11,822	$ 12,882	$ 12,548	$ 12,293	$ 13,354	$ 12,320	$ 12,837	$ 13,835	$ 14,245	$ 14,699
C000101161
Account Value [Line Items]
Accumulated Value		10,000		10,982		11,324		11,669		11,033		11,863		12,242		12,696		12,721		13,340		11,806		11,524		11,735		12,116		12,785		12,591		13,259		11,054		12,320		12,390		13,764	12,799	13,200	12,730	12,416	11,791	10,736	10,103	11,012	11,648	12,065	11,597	12,668	12,336	12,081	13,130	12,103	12,612	13,566	13,964	14,401
C000166322
Account Value [Line Items]
Accumulated Value		500,000		549,569		567,269		586,029		553,831		596,111		615,775		639,264		642,105		673,974		596,277		582,660		594,903		613,783		649,379		640,238		674,910		563,428		629,541		633,783		704,600	656,049	677,252	652,852	638,596	607,148	553,677	520,558	569,126	601,666	624,941	601,549	656,043	640,840	627,031	681,710	629,438	657,773	707,922	729,426	753,220
C000225813
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,542		$ 9,870		$ 9,548		$ 9,340		$ 8,894		$ 8,123		$ 7,667		$ 8,397		$ 8,874		$ 9,233		$ 8,902		$ 9,746		$ 9,517		$ 9,347		$ 10,180		$ 9,416		$ 9,835		$ 10,604		$ 10,944		$ 11,320
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637	12,073	12,232	12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637	12,073	12,232	12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		500,000		529,495		544,798		549,246		510,430		519,421		532,936		542,335		548,176		555,638		540,178		535,189		541,598		553,523		571,760		575,848		578,641		576,750		595,901		611,761		631,854	603,669	611,592	606,189	602,113	565,017	518,335	482,341	504,279	519,441	511,495	493,151	533,099	521,994	516,229	552,277	524,095	537,908	562,204	565,551	566,902
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,744		9,872		9,784		9,719		9,120		8,366		7,785		8,140		8,384		8,256		7,960		8,605		8,425		8,332		8,914		8,459		8,682		9,074		9,129		9,150
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Accumulated Value		10,000		11,102		11,402		11,707		10,994		11,709		12,133		12,564		12,667		13,230		11,851		11,635		11,880		12,227		12,916		12,814		13,480		11,430		12,552		12,628		13,844	12,919	13,376	12,961	12,633	11,816	10,797	10,287	11,156	11,732	12,026	11,634	12,573	12,307	12,107	13,195	12,274	12,803	13,779	14,165	14,638
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Accumulated Value		10,000		11,102		11,402		11,707		10,994		11,709		12,133		12,564		12,667		13,230		11,851		11,635		11,880		12,227		12,916		12,814		13,480		11,430		12,552		12,628		13,844	12,919	13,376	12,961	12,633	11,816	10,797	10,287	11,156	11,732	12,026	11,634	12,573	12,307	12,107	13,195	12,274	12,803	13,779	14,165	14,638
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 555,076		$ 570,099		$ 585,369		$ 549,706		$ 585,446		$ 606,660		$ 628,205		$ 633,333		$ 661,477		$ 592,539		$ 581,725		$ 593,996		$ 611,344		$ 645,798		$ 640,681		$ 674,021		$ 571,488		$ 627,584		$ 631,420		$ 692,178	$ 645,952	$ 668,803	$ 648,050	$ 631,630	$ 590,824	$ 539,850	$ 514,339	$ 557,824	$ 586,598	$ 601,297	$ 581,710	$ 628,673	$ 615,374	$ 605,330	$ 659,770	$ 613,700	$ 640,155	$ 688,948	$ 708,271	$ 731,906
J.P. Morgan GBI - EM Global Diversified
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,565		$ 9,904		$ 9,596		$ 9,353		$ 8,749		$ 7,994		$ 7,616		$ 8,260		$ 8,686		$ 8,904		$ 8,614		$ 9,309		$ 9,113		$ 8,964		$ 9,770		$ 9,088		$ 9,480		$ 10,202		$ 10,488		$ 10,838